Schedule of Investments(a)
Invesco DWA SmallCap Momentum ETF (DWAS)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-2.58%
Anterix, Inc.(b)	13,370	$716,632
Bandwidth, Inc., Class A(b)	10,231	1,134,107
Glu Mobile, Inc.(b)	74,293	741,444
Iridium Communications, Inc.(b)	25,394	584,062
Shenandoah Telecommunications Co.	10,146	533,781
TechTarget, Inc.(b)	23,617	649,231
		4,359,257
Consumer Discretionary-6.54%
1-800-Flowers.com, Inc., Class A(b)	34,949	773,771
Chewy, Inc., Class A(b)	14,089	626,115
Clarus Corp.	50,202	527,121
Dorman Products, Inc.(b)	17,570	1,228,494
Fox Factory Holding Corp.(b)	11,834	853,350
frontdoor, Inc.(b)	14,221	649,189
Papa John’s International, Inc.	8,391	653,575
PetMed Express, Inc.(c)	17,402	628,212
Smith & Wesson Brands, Inc.(b)	50,996	602,773
Sportsman’s Warehouse Holdings, Inc.(b)	81,433	909,607
Stamps.com, Inc.(b)	7,027	1,392,400
Strategic Education, Inc.	4,118	698,536
Vista Outdoor, Inc.(b)	57,701	560,277
Wingstop, Inc.	7,775	948,161
		11,051,581
Consumer Staples-5.63%
Boston Beer Co., Inc. (The), Class A(b)	1,503	848,789
Fresh Del Monte Produce, Inc.	13,498	335,965
Freshpet, Inc.(b)	27,949	2,157,104
Hain Celestial Group, Inc. (The)(b)	18,981	597,522
Ingles Markets, Inc., Class A	12,116	516,263
John B. Sanfilippo & Son, Inc.	17,362	1,509,452
Rite Aid Corp.(b)(c)	38,076	499,938
Sanderson Farms, Inc.	3,485	460,090
SpartanNash Co.	28,110	601,835
Tootsie Roll Industries, Inc.	12,706	452,588
United Natural Foods, Inc.(b)	40,966	802,933
WD-40 Co.	3,806	730,181
		9,512,660
Energy-0.60%
Dorian LPG Ltd.(b)	55,653	457,467
International Seaways, Inc.	24,460	554,753
		1,012,220
Financials-7.71%
Cannae Holdings, Inc.(b)	16,267	599,114
eHealth, Inc.(b)	16,682	2,175,666
Employers Holdings, Inc.	13,066	390,543
Farmers National Banc Corp.	42,261	496,567
FirstCash, Inc.	7,153	499,065
Goosehead Insurance, Inc., Class A(b)	11,069	663,587
Hamilton Lane, Inc., Class A	11,897	870,503
Houlihan Lokey, Inc.	9,610	581,213
Kinsale Capital Group, Inc.	11,332	1,692,094
Nicolet Bankshares, Inc.(b)	9,872	551,943
Palomar Holdings, Inc.(b)	12,070	898,249
QCR Holdings, Inc.	18,416	559,294
ServisFirst Bancshares, Inc.	40,244	1,403,711
Victory Capital Holdings, Inc., Class A(c)	32,879	549,408
Waterstone Financial, Inc.	73,687	1,097,936
		13,028,893
	Shares	Value
Health Care-42.78%
Addus HomeCare Corp.(b)	9,430	$933,193
Adverum Biotechnologies, Inc.(b)	45,536	939,408
Akebia Therapeutics, Inc.(b)	75,707	881,229
Alector, Inc.(b)	19,190	627,513
Apellis Pharmaceuticals, Inc.(b)	19,621	661,031
Applied Therapeutics, Inc.(b)	30,358	1,381,896
Ardelyx, Inc.(b)	95,808	702,273
Arvinas, Inc.(b)(c)	15,432	513,423
Atreca, Inc., Class A(b)(c)	31,975	590,578
AtriCure, Inc.(b)	17,341	829,073
Atrion Corp.	748	480,209
Axsome Therapeutics, Inc.(b)	30,672	2,361,131
BioTelemetry, Inc.(b)	25,536	1,204,788
Cardiovascular Systems, Inc.(b)	19,033	736,958
CEL-SCI Corp.(b)(c)	92,291	1,230,239
ChemoCentryx, Inc.(b)	37,357	2,330,703
Coherus Biosciences, Inc.(b)	32,067	597,729
Collegium Pharmaceutical, Inc.(b)	32,552	717,772
Concert Pharmaceuticals, Inc.(b)	53,892	572,333
Cortexyme, Inc.(b)(c)	11,977	552,020
CorVel Corp.(b)	8,512	577,880
CryoPort, Inc.(b)(c)	117,854	2,895,673
Cue Biopharma, Inc.(b)	38,252	1,058,815
Dicerna Pharmaceuticals, Inc.(b)	27,143	585,474
Eidos Therapeutics, Inc.(b)(c)	28,159	1,377,257
Emergent BioSolutions, Inc.(b)	9,196	767,774
Epizyme, Inc.(b)	29,351	515,110
Fate Therapeutics, Inc.(b)	20,498	664,750
Halozyme Therapeutics, Inc.(b)	26,959	654,295
Homology Medicines, Inc.(b)	29,807	424,452
ICU Medical, Inc.(b)	3,025	603,850
Inovalon Holdings, Inc., Class A(b)	31,378	590,534
Inovio Pharmaceuticals, Inc.(b)(c)	112,461	1,658,800
Iovance Biotherapeutics, Inc.(b)	25,632	822,531
iRhythm Technologies, Inc.(b)	6,018	748,098
Kala Pharmaceuticals, Inc.(b)(c)	66,295	816,091
Kaleido Biosciences, Inc.(b)(c)	73,934	533,803
Karyopharm Therapeutics, Inc.(b)	61,055	1,128,907
Kodiak Sciences, Inc.(b)	33,637	2,173,287
Krystal Biotech, Inc.(b)	29,190	1,500,658
Lannett Co., Inc.(b)(c)	66,229	506,652
Luminex Corp.	18,952	590,544
Medpace Holdings, Inc.(b)	8,696	807,163
Mesa Laboratories, Inc.(c)	2,385	630,236
Mirati Therapeutics, Inc.(b)	25,771	2,556,225
Molecular Templates, Inc.(b)(c)	58,070	901,246
Momenta Pharmaceuticals, Inc.(b)	22,339	703,232
Neogen Corp.(b)	29,424	2,095,577
NeoGenomics, Inc.(b)	28,044	748,494
Novavax, Inc.(b)(c)	60,053	2,764,840
Odonate Therapeutics, Inc.(b)	20,070	655,687
Omnicell, Inc.(b)	8,712	582,920
OrthoPediatrics Corp.(b)	14,521	669,854
Principia Biopharma, Inc.(b)	10,271	656,214
Protagonist Therapeutics, Inc.(b)	75,403	1,246,412
Provention Bio, Inc.(b)	117,880	1,604,347
Providence Service Corp. (The)(b)	7,742	623,231
PTC Therapeutics, Inc.(b)	11,093	562,526
Quidel Corp.(b)	12,263	2,146,025
R1 RCM, Inc.(b)	131,696	1,397,295
Scholar Rock Holding Corp.(b)(c)	32,445	596,988
Simulations Plus, Inc.	23,585	1,195,052

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
STAAR Surgical Co.(b)	35,203	$1,365,876
Syndax Pharmaceuticals, Inc.(b)	52,844	856,073
Syros Pharmaceuticals, Inc.(b)	78,830	771,746
Theravance Biopharma, Inc.(b)	20,152	508,838
Translate Bio, Inc.(b)	44,102	913,793
Turning Point Therapeutics, Inc.(b)	11,652	806,901
Utah Medical Products, Inc.	5,799	576,885
Vapotherm, Inc.(b)	32,899	876,100
Veracyte, Inc.(b)	38,955	971,538
XOMA Corp.(b)(c)	28,803	593,918
Zynex, Inc.(b)	43,421	842,367
		72,266,333
Industrials-11.31%
AAON, Inc.	19,179	1,038,926
Air Transport Services Group, Inc.(b)	33,318	717,670
Alamo Group, Inc.	7,339	758,266
Ameresco, Inc., Class A(b)	39,653	850,953
Arcosa, Inc.	14,884	568,122
Brady Corp., Class A	12,100	618,673
Casella Waste Systems, Inc.(b)	44,830	2,284,089
CBIZ, Inc.(b)	26,615	602,830
Comfort Systems USA, Inc.	15,221	563,177
Construction Partners, Inc.(b)	30,506	539,956
CSW Industrials, Inc.	7,687	550,082
ESCO Technologies, Inc.	6,812	562,739
Exponent, Inc.	8,121	602,903
Federal Signal Corp.	18,999	553,631
Franklin Electric Co., Inc.	10,129	513,743
Gibraltar Industries, Inc.(b)	12,863	566,101
Great Lakes Dredge & Dock Corp.(b)	63,382	587,551
ICF International, Inc.	7,497	491,653
Kratos Defense & Security Solutions, Inc.(b)	47,720	885,206
Marten Transport Ltd.	24,772	633,916
McGrath RentCorp	9,723	542,154
Northwest Pipe Co.(b)	21,456	538,331
Red Violet, Inc.(b)	51,937	951,486
Saia, Inc.(b)	7,647	829,241
UniFirst Corp.	3,458	621,748
Virgin Galactic Holdings, Inc.(b)(c)	35,972	612,963
Watts Water Technologies, Inc., Class A	6,245	519,334
		19,105,444
Information Technology-15.95%
2U, Inc.(b)	27,223	992,823
ACM Research, Inc., Class A(b)	18,309	1,094,695
Alarm.com Holdings, Inc.(b)	13,588	642,577
AppFolio, Inc., Class A(b)	15,079	2,390,172
Badger Meter, Inc.	10,525	644,025
Blackline, Inc.(b)	9,282	689,653
Bottomline Technologies (DE), Inc.(b)	13,454	680,772
CSG Systems International, Inc.	11,758	556,741
Diodes, Inc.(b)	13,536	658,391
Everbridge, Inc.(b)	12,527	1,832,199
EVERTEC, Inc.	24,039	700,016
FormFactor, Inc.(b)	26,229	660,184
Harmonic, Inc.(b)	91,177	491,444
Inphi Corp.(b)	8,756	1,100,367
Lattice Semiconductor Corp.(b)	41,922	1,042,600
MACOM Technology Solutions Holdings, Inc.(b)	27,539	874,363
ManTech International Corp., Class A	7,241	562,915
Mimecast Ltd.(b)	22,867	955,383
NIC, Inc.	22,360	537,982
	Shares	Value
Information Technology-(continued)
Onto Innovation, Inc.(b)	18,828	$585,174
PC Connection, Inc.	12,640	547,059
Perficient, Inc.(b)	17,824	606,729
Power Integrations, Inc.	5,610	607,843
Qualys, Inc.(b)	7,624	879,200
Rapid7, Inc.(b)	16,275	795,685
SPS Commerce, Inc.(b)	12,268	836,187
Switch, Inc., Class A	37,648	719,453
Synaptics, Inc.(b)	9,332	594,635
TTEC Holdings, Inc.	15,060	637,942
Ultra Clean Holdings, Inc.(b)	33,970	704,198
Unisys Corp.(b)	43,943	499,192
Viavi Solutions, Inc.(b)	45,712	529,802
VirnetX Holding Corp.(c)	90,464	601,586
Workiva, Inc.(b)	15,517	691,127
		26,943,114
Materials-2.89%
Balchem Corp.	4,642	467,217
Chase Corp.	9,826	979,161
Clearwater Paper Corp.(b)	18,643	540,088
Innospec, Inc.	19,149	1,476,196
UFP Technologies, Inc.(b)	13,102	592,342
Verso Corp., Class A(b)	56,819	817,057
		4,872,061
Real Estate-2.65%
Agree Realty Corp.	8,539	535,993
Innovative Industrial Properties, Inc.(c)	8,680	709,330
Marcus & Millichap, Inc.(b)	17,894	493,338
National Storage Affiliates Trust	19,862	596,059
QTS Realty Trust, Inc., Class A	10,295	706,237
Safehold, Inc.	16,531	905,733
Terreno Realty Corp.	10,345	529,560
		4,476,250
Utilities-1.28%
California Water Service Group	9,560	449,320
Middlesex Water Co.	8,680	589,025
SJW Group	9,148	574,860
York Water Co. (The)	12,241	543,500
		2,156,705
Total Common Stocks & Other Equity Interests (Cost $138,463,292)		168,784,518
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $131,745)	131,745	131,745
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $138,595,037)		168,916,263

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.75%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $13,084,683)	13,084,683	$13,084,683
TOTAL INVESTMENTS IN SECURITIES-107.75% (Cost $151,679,720)		182,000,946
OTHER ASSETS LESS LIABILITIES-(7.75)%		(13,089,625)
NET ASSETS-100.00%		$168,911,321
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$249,702	$6,703,155	$(6,821,112)	$-	$-	$131,745	$4,458
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	16,063,301	81,907,103	(97,970,404)	-	-	-	99,419
Invesco Liquid Assets Portfolio, Institutional Class*	5,486,419	23,426,344	(28,911,342)	-	(1,421)	-	14,598
Invesco Private Government Fund	-	34,126,141	(21,041,458)	-	-	13,084,683	160
Total	$21,799,422	$146,162,743	$(154,744,316)	$-	$(1,421)	$13,216,428	$118,635

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Auto Components-13.41%
American Axle & Manufacturing Holdings, Inc.(b)	21,935	$155,958
Cooper Tire & Rubber Co.	9,787	251,819
Cooper-Standard Holdings, Inc.(b)	3,284	34,449
Dorman Products, Inc.(b)	5,672	396,586
Fox Factory Holding Corp.(b)	7,492	540,248
Garrett Motion, Inc. (Switzerland)(b)	14,592	75,441
Gentherm, Inc.(b)	6,385	259,869
LCI Industries	4,869	481,690
Motorcar Parts of America, Inc.(b)(c)	3,697	58,487
Standard Motor Products, Inc.	3,941	167,690
		2,422,237
Automobiles-1.97%
Winnebago Industries, Inc.	6,544	355,994
Distributors-1.38%
Core-Mark Holding Co., Inc.	8,886	248,630
Diversified Consumer Services-6.05%
American Public Education, Inc.(b)	3,003	94,384
Perdoceo Education Corp.(b)	13,725	223,443
Regis Corp.(b)	4,714	49,591
Strategic Education, Inc.	4,274	724,999
		1,092,417
Hotels, Restaurants & Leisure-10.22%
BJ’s Restaurants, Inc.	3,737	81,168
Bloomin’ Brands, Inc.	16,940	193,285
Chuy’s Holdings, Inc.(b)	3,240	51,808
Dave & Buster’s Entertainment, Inc.(c)	6,013	79,311
Dine Brands Global, Inc.	3,275	148,652
El Pollo Loco Holdings, Inc.(b)(c)	3,810	52,845
Fiesta Restaurant Group, Inc.(b)	3,949	32,500
Monarch Casino & Resort, Inc.(b)	2,327	93,406
Red Robin Gourmet Burgers, Inc.(b)(c)	2,524	34,983
Ruth’s Hospitality Group, Inc.	5,293	42,926
Shake Shack, Inc., Class A(b)(c)	6,056	336,411
Wingstop, Inc.	5,734	699,261
		1,846,556
Household Durables-20.55%
Cavco Industries, Inc.(b)	1,668	317,237
Century Communities, Inc.(b)	5,547	163,858
Ethan Allen Interiors, Inc.	4,771	53,912
Installed Building Products, Inc.(b)	4,156	267,148
iRobot Corp.(b)(c)	5,497	405,239
La-Z-Boy, Inc.	9,046	232,663
LGI Homes, Inc.(b)	4,288	357,705
M.D.C. Holdings, Inc.	9,766	331,946
M/I Homes, Inc.(b)	5,488	183,738
Meritage Homes Corp.(b)	7,003	486,709
TopBuild Corp.(b)	6,610	758,101
Tupperware Brands Corp.(c)	9,536	30,801
Universal Electronics, Inc.(b)	2,716	122,872
		3,711,929
Internet & Direct Marketing Retail-5.20%
Liquidity Services, Inc.(b)	5,250	29,978
PetMed Express, Inc.(c)	3,934	142,017
Shutterstock, Inc.	3,734	141,593
Stamps.com, Inc.(b)	3,156	625,362
		938,950
Leisure Products-5.57%
Callaway Golf Co.	18,353	281,168
	Shares	Value
Leisure Products-(continued)
Sturm Ruger & Co., Inc.	3,239	$201,919
Vista Outdoor, Inc.(b)	11,277	109,500
YETI Holdings, Inc.(b)(c)	12,883	413,544
		1,006,131
Multiline Retail-3.75%
Big Lots, Inc.(c)	7,609	294,849
Macy’s, Inc.(c)	60,048	381,905
		676,754
Specialty Retail-20.82%
Abercrombie & Fitch Co., Class A	12,239	142,217
America’s Car-Mart, Inc.(b)	1,204	95,802
Asbury Automotive Group, Inc.(b)	3,773	272,712
Barnes & Noble Education, Inc.(b)	7,535	11,679
Boot Barn Holdings, Inc.(b)	5,570	119,644
Buckle, Inc. (The)(c)	5,568	78,397
Caleres, Inc.	7,940	56,930
Cato Corp. (The), Class A	4,238	41,109
Chico’s FAS, Inc.	23,133	31,230
Children’s Place, Inc. (The)(c)	2,830	117,841
Conn’s, Inc.(b)	3,720	26,858
Designer Brands, Inc., Class A	10,760	65,959
Express, Inc.(b)	13,118	25,711
GameStop Corp., Class A(b)(c)	12,856	52,195
Genesco, Inc.(b)	2,779	51,384
Group 1 Automotive, Inc.	3,413	214,814
Guess?, Inc.	8,321	79,632
Haverty Furniture Cos., Inc.	3,528	61,034
Hibbett Sports, Inc.(b)(c)	3,438	66,422
Lithia Motors, Inc., Class A	4,404	531,078
Lumber Liquidators Holdings, Inc.(b)(c)	5,599	55,654
MarineMax, Inc.(b)	4,184	79,622
Michaels Cos., Inc. (The)(b)(c)	14,885	57,456
Monro, Inc.	6,489	357,544
Office Depot, Inc.	106,574	263,238
Rent-A-Center, Inc.	9,610	244,671
Shoe Carnival, Inc.(c)	1,744	45,327
Signet Jewelers Ltd.(c)	10,209	107,705
Sleep Number Corp.(b)	5,544	172,807
Sonic Automotive, Inc., Class A	4,732	124,357
Tailored Brands, Inc.(c)	9,876	12,740
Zumiez, Inc.(b)	3,976	96,895
		3,760,664
Textiles, Apparel & Luxury Goods-11.06%
Capri Holdings Ltd.(b)	29,495	443,605
Crocs, Inc.(b)	13,339	382,162
Fossil Group, Inc.(b)(c)	9,063	27,642
G-III Apparel Group Ltd.(b)	8,394	86,710
Kontoor Brands, Inc.(c)	9,106	133,130
Movado Group, Inc.	3,201	33,610
Oxford Industries, Inc.	3,322	141,584
Steven Madden Ltd.	15,088	354,870
Unifi, Inc.(b)	2,850	39,130
Vera Bradley, Inc.(b)	4,574	24,014
Wolverine World Wide, Inc.	15,772	330,266
		1,996,723
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $24,062,908)		18,056,985

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.07%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $1,998,512)	1,998,512	$1,998,512
TOTAL INVESTMENTS IN SECURITIES-111.05% (Cost $26,061,420)		20,055,497
OTHER ASSETS LESS LIABILITIES-(11.05)%		(1,995,535)
NET ASSETS-100.00%		$18,059,962

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$5,021	$688,944	$(693,965)	$-	$-	$-	$226
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,274,237	10,871,367	(12,145,604)	-	-	-	9,628
Invesco Liquid Assets Portfolio, Institutional Class*	424,746	2,856,679	(3,281,390)	-	(35)	-	1,465
Invesco Private Government Fund	-	5,382,011	(3,383,499)	-	-	1,998,512	26
Total	$1,704,004	$19,799,001	$(19,504,458)	$-	$(35)	$1,998,512	$11,345

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.48%
Beverages-10.04%
Coca-Cola Consolidated, Inc.	7,976	$1,941,598
MGP Ingredients, Inc.(b)	28,064	1,052,681
National Beverage Corp.(b)(c)	24,598	1,401,594
		4,395,873
Food & Staples Retailing-17.05%
Andersons, Inc. (The)	68,887	892,775
Chefs’ Warehouse, Inc. (The)(c)	53,841	796,847
PriceSmart, Inc.	37,187	2,022,229
SpartanNash Co.	76,805	1,644,395
United Natural Foods, Inc.(c)	107,558	2,108,137
		7,464,383
Food Products-29.94%
B&G Foods, Inc.(b)	90,534	2,102,199
Calavo Growers, Inc.	29,564	1,729,790
Cal-Maine Foods, Inc.	55,757	2,484,532
Fresh Del Monte Produce, Inc.	44,874	1,116,914
J&J Snack Foods Corp.	27,487	3,535,653
John B. Sanfilippo & Son, Inc.	18,578	1,615,171
Seneca Foods Corp., Class A(c)	14,458	527,283
		13,111,542
Household Products-18.36%
Central Garden & Pet Co.(c)	18,055	662,438
Central Garden & Pet Co., Class A(c)	73,972	2,534,281
WD-40 Co.	25,229	4,840,184
		8,036,903
	Shares	Value
Personal Products-14.74%
Inter Parfums, Inc.	36,560	$1,696,749
Medifast, Inc.(b)	24,544	2,511,833
USANA Health Sciences, Inc.(c)	26,526	2,247,283
		6,455,865
Tobacco-9.35%
Universal Corp.	37,829	1,666,746
Vector Group Ltd.	212,224	2,425,720
		4,092,466
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.48% (Cost $49,603,711)		43,557,032
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.00%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $6,131,933)	6,131,933	6,131,933
TOTAL INVESTMENTS IN SECURITIES-113.48% (Cost $55,735,644)		49,688,965
OTHER ASSETS LESS LIABILITIES-(13.48)%		(5,903,423)
NET ASSETS-100.00%		$43,785,542

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$12,409	$1,232,391	$(1,244,800)	$-	$-	$-	$305
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	3,778,679	33,424,875	(37,203,554)	-	-	-	35,619
Invesco Liquid Assets Portfolio, Institutional Class*	1,259,560	7,704,755	(8,963,885)	-	(430)	-	3,992
Invesco Private Government Fund	-	14,577,411	(8,445,478)	-	-	6,131,933	78
Total	$5,050,648	$56,939,432	$(55,857,717)	$-	$(430)	$6,131,933	$39,994

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.58%
Energy Equipment & Services-53.64%
Archrock, Inc.	93,285	$592,360
Core Laboratories N.V.	32,440	655,937
DMC Global, Inc.	10,707	305,685
Dril-Quip, Inc.(b)	26,069	792,237
Era Group, Inc.(b)	14,474	72,515
Exterran Corp.(b)	20,569	132,053
Geospace Technologies Corp.(b)	9,965	78,524
Helix Energy Solutions Group, Inc.(b)	103,347	347,246
Helmerich & Payne, Inc.	79,280	1,595,906
Matrix Service Co.(b)	19,857	218,824
Nabors Industries Ltd.(c)	4,942	183,150
Newpark Resources, Inc.(b)	65,585	132,482
Oceaneering International, Inc.(b)	72,323	464,314
Oil States International, Inc.(b)	44,231	187,539
Patterson-UTI Energy, Inc.	142,220	524,792
ProPetro Holding Corp.(b)	60,198	297,980
RPC, Inc.(c)	37,634	119,676
SEACOR Holdings, Inc.(b)	12,649	338,993
TETRA Technologies, Inc.(b)	91,777	30,286
US Silica Holdings, Inc.(c)	53,782	158,657
Valaris PLC (Saudi Arabia)(b)(c)	144,658	48,446
		7,277,602
Oil, Gas & Consumable Fuels-45.94%
Bonanza Creek Energy, Inc.(b)(c)	13,577	229,451
Callon Petroleum Co.(b)	285,451	190,881
CONSOL Energy, Inc.(b)(c)	18,935	128,947
Denbury Resources, Inc.(b)	360,195	76,722
Dorian LPG Ltd.(b)	21,154	173,886
Green Plains, Inc.(c)	24,708	211,253
Gulfport Energy Corp.(b)	106,247	160,433
HighPoint Resources Corp.(b)	79,666	19,120
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Laredo Petroleum, Inc.(b)	131,751	$111,791
Oasis Petroleum, Inc.(b)	211,405	97,373
Par Pacific Holdings, Inc.(b)	26,940	250,273
PDC Energy, Inc.(b)	59,966	730,386
Penn Virginia Corp.(b)	9,840	86,395
QEP Resources, Inc.	173,838	148,388
Range Resources Corp.(c)	150,359	900,651
Renewable Energy Group, Inc.(b)	28,074	798,705
REX American Resources Corp.(b)	4,094	240,113
Ring Energy, Inc.(b)(c)	43,624	51,913
SM Energy Co.(c)	77,554	272,990
Southwestern Energy Co.(b)	390,010	1,173,930
Talos Energy, Inc.(b)	14,660	178,119
		6,231,720
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.58% (Cost $24,370,135)		13,509,322
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.33%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $1,672,552)	1,672,552	1,672,552
TOTAL INVESTMENTS IN SECURITIES-111.91% (Cost $26,042,687)		15,181,874
OTHER ASSETS LESS LIABILITIES-(11.91)%		(1,616,204)
NET ASSETS-100.00%		$13,565,670

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$9,419	$262,762	$(272,181)	$-	$-	$-	$101
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,130,963	17,319,524	(18,450,487)	-	-	-	19,816
Invesco Liquid Assets Portfolio, Institutional Class*	390,071	4,991,331	(5,381,013)	-	(389)	-	2,792
Invesco Private Government Fund	-	7,477,786	(5,805,234)	-	-	1,672,552	25
Total	$1,530,453	$30,051,403	$(29,908,915)	$-	$(389)	$1,672,552	$22,734

*	At May 31, 2020, this security was no longer held.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
May 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Banks-35.96%
Allegiance Bancshares, Inc.	4,130	$105,769
Ameris Bancorp	14,125	342,249
Banc of California, Inc.	9,678	105,974
Banner Corp.	7,611	285,869
Berkshire Hills Bancorp, Inc.	9,264	100,237
Boston Private Financial Holdings, Inc.	17,956	123,358
Brookline Bancorp, Inc.	17,207	160,025
Cadence BanCorp	27,614	222,845
Central Pacific Financial Corp.	6,121	98,609
City Holding Co.	3,516	221,156
Columbia Banking System, Inc.	15,560	379,042
Community Bank System, Inc.	11,152	662,652
Customers Bancorp, Inc.(b)	6,215	68,924
CVB Financial Corp.	28,711	560,152
Dime Community Bancshares, Inc.	6,652	95,988
Eagle Bancorp, Inc.	7,244	234,416
First Bancorp (Puerto Rico)	46,886	256,466
First Commonwealth Financial Corp.	21,208	173,482
First Financial Bancorp	21,438	284,911
First Midwest Bancorp, Inc.	23,722	309,572
Franklin Financial Network, Inc.	2,889	71,243
Glacier Bancorp, Inc.	18,494	761,768
Great Western Bancorp, Inc.	12,141	172,888
Hanmi Financial Corp.	6,712	60,609
Heritage Financial Corp.	7,899	150,081
Hope Bancorp, Inc.	27,330	259,498
Independent Bank Corp.	7,414	515,051
National Bank Holdings Corp., Class A	6,724	176,841
NBT Bancorp, Inc.	9,446	295,849
OFG Bancorp (Puerto Rico)	11,076	134,573
Old National Bancorp	36,677	498,440
Pacific Premier Bancorp, Inc.	17,024	368,059
Preferred Bank	2,935	110,268
S&T Bancorp, Inc.	8,312	184,859
Seacoast Banking Corp. of Florida(b)	11,106	241,556
ServisFirst Bancshares, Inc.	9,941	346,742
Simmons First National Corp., Class A	24,583	421,599
Southside Bancshares, Inc.	6,847	193,085
Tompkins Financial Corp.	2,643	170,077
Triumph Bancorp, Inc.(b)	5,032	123,536
United Community Banks, Inc.	17,037	333,073
Veritex Holdings, Inc.	10,188	178,494
Westamerica Bancorporation	5,836	344,207
		10,904,092
Capital Markets-3.42%
Blucora, Inc.(b)	10,557	128,268
Donnelley Financial Solutions, Inc.(b)	6,733	54,874
Greenhill & Co., Inc.	3,211	32,014
INTL. FCStone, Inc.(b)	3,513	179,198
Piper Sandler Cos.	3,735	222,755
Virtus Investment Partners, Inc.	1,580	146,908
Waddell & Reed Financial, Inc., Class A	15,170	197,817
WisdomTree Investments, Inc.	25,446	76,083
		1,037,917
Consumer Finance-3.81%
Encore Capital Group, Inc.(b)	5,962	189,413
Enova International, Inc.(b)	7,284	103,069
EZCORP, Inc., Class A(b)	11,338	58,504
Green Dot Corp., Class A(b)	10,219	390,161
	Shares	Value
Consumer Finance-(continued)
PRA Group, Inc.(b)	9,796	$334,240
World Acceptance Corp.(b)(c)	1,195	79,467
		1,154,854
Equity REITs-30.46%
Acadia Realty Trust	18,756	220,008
Agree Realty Corp.	10,369	650,862
Alexander & Baldwin, Inc.	14,652	167,179
American Assets Trust, Inc.	10,346	270,755
Armada Hoffler Properties, Inc.	11,955	103,052
CareTrust REIT, Inc.	20,612	384,002
CBL & Associates Properties, Inc.(b)(c)	37,425	11,242
Cedar Realty Trust, Inc.	18,538	13,802
Chatham Lodging Trust	10,122	68,323
Community Healthcare Trust, Inc.	4,387	159,775
DiamondRock Hospitality Co.	43,184	258,672
Diversified Healthcare Trust	51,317	183,715
Easterly Government Properties, Inc.	15,997	401,045
Essential Properties Realty Trust, Inc.	18,967	258,710
Four Corners Property Trust, Inc.	14,866	321,403
Franklin Street Properties Corp.	23,130	123,514
Getty Realty Corp.	7,376	196,349
Global Net Lease, Inc.	19,296	270,723
Hersha Hospitality Trust	7,746	39,040
Independence Realty Trust, Inc.	19,607	193,913
Industrial Logistics Properties Trust	14,060	263,625
Innovative Industrial Properties, Inc.(c)	3,675	300,321
Investors Real Estate Trust	2,508	177,817
iStar, Inc.	16,121	176,203
Kite Realty Group Trust	18,115	175,715
Lexington Realty Trust	53,468	519,709
LTC Properties, Inc.	8,574	315,609
National Storage Affiliates Trust	12,797	384,038
NexPoint Residential Trust, Inc.	4,860	155,423
Office Properties Income Trust	10,398	262,965
Pennsylvania REIT(c)	12,887	14,562
Retail Opportunity Investments Corp.	25,021	234,947
RPT Realty	17,338	100,040
Safehold, Inc.	2,851	156,206
Saul Centers, Inc.	2,541	77,196
Summit Hotel Properties, Inc.	22,685	141,781
Tanger Factory Outlet Centers, Inc.(c)	20,038	123,234
Uniti Group, Inc.	41,691	343,951
Universal Health Realty Income Trust	2,730	254,955
Urstadt Biddle Properties, Inc., Class A	6,448	82,276
Washington Prime Group, Inc.(c)	40,251	25,785
Washington REIT	17,385	381,253
Whitestone REIT	8,765	53,905
Xenia Hotels & Resorts, Inc.	24,297	218,673
		9,236,273
Insurance-14.08%
Ambac Financial Group, Inc.(b)	9,826	131,865
American Equity Investment Life Holding Co.	19,639	425,970
AMERISAFE, Inc.	4,163	255,525
eHealth, Inc.(b)	5,371	700,486
Employers Holdings, Inc.	6,863	205,135
HCI Group, Inc.	1,384	62,072
Horace Mann Educators Corp.	8,891	324,699
James River Group Holdings Ltd.	6,559	253,637
Kinsale Capital Group, Inc.	4,445	663,727
Palomar Holdings, Inc.(b)	3,814	283,838
ProAssurance Corp.	11,603	160,121

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Insurance-(continued)
Safety Insurance Group, Inc.	3,153	$240,385
Stewart Information Services Corp.	5,114	157,613
Third Point Reinsurance Ltd. (Bermuda)(b)	17,276	127,497
United Fire Group, Inc.	4,589	123,123
United Insurance Holdings Corp.	4,477	35,100
Universal Insurance Holdings, Inc.	6,591	117,715
		4,268,508
Mortgage REITs-4.20%
Apollo Commercial Real Estate Finance, Inc.	30,800	253,484
ARMOUR Residential REIT, Inc.	12,703	99,465
Capstead Mortgage Corp.	20,407	103,259
Granite Point Mortgage Trust, Inc.	11,832	58,213
Invesco Mortgage Capital, Inc.(c)(d)	34,686	96,080
KKR Real Estate Finance Trust, Inc.(c)	5,208	84,318
New York Mortgage Trust, Inc.(c)	78,813	163,931
PennyMac Mortgage Investment Trust	21,609	237,915
Ready Capital Corp.	7,998	46,948
Redwood Trust, Inc.	24,308	130,048
		1,273,661
Real Estate Management & Development-1.74%
Marcus & Millichap, Inc.(b)	5,065	139,642
RE/MAX Holdings, Inc., Class A	3,847	107,678
Realogy Holdings Corp.	24,664	149,464
St. Joe Co. (The)(b)(c)	6,793	130,765
		527,549
Thrifts & Mortgage Finance-6.14%
Axos Financial, Inc.(b)	11,502	250,744
Flagstar Bancorp, Inc.	7,436	217,875
HomeStreet, Inc.	5,266	125,436
Meta Financial Group, Inc.	7,458	135,139
	Shares	Value
Thrifts & Mortgage Finance-(continued)
NMI Holdings, Inc., Class A(b)	14,664	$225,312
Northfield Bancorp, Inc.	9,335	102,031
Northwest Bancshares, Inc.	25,506	254,040
Provident Financial Services, Inc.	12,953	168,778
TrustCo Bank Corp.	20,906	131,708
Walker & Dunlop, Inc.	6,182	250,371
		1,861,434
Total Common Stocks & Other Equity Interests (Cost $45,088,754)		30,264,288

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $22,440)	22,440	22,440
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $45,111,194)		30,286,728
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.30%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $1,000,979)	1,000,979	1,000,979
TOTAL INVESTMENTS IN SECURITIES-103.18% (Cost $46,112,173)		31,287,707
OTHER ASSETS LESS LIABILITIES-(3.18)%		(964,849)
NET ASSETS-100.00%		$30,322,858

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$1,486,407	$351,947	$(1,326,668)	$(259,910)	$(155,696)	$96,080	$107,200
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	87,739	5,100,917	(5,166,216)	-	-	22,440	1,501
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	3,127,354	17,058,979	(20,186,333)	-	-	-	23,633

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Liquid Assets Portfolio, Institutional Class*	$1,163,251	$5,050,542	$(6,213,628)	$-	$(165)	$-	$2,949
Invesco Private Government Fund	-	2,804,653	(1,803,674)	-	-	1,000,979	13
Total	$5,864,751	$30,367,038	$(34,696,519)	$(259,910)	$(155,861)	$1,119,499	$135,296

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Biotechnology-20.10%
Anika Therapeutics, Inc.(b)	69,053	$2,315,347
Coherus Biosciences, Inc.(b)	291,865	5,440,364
Cytokinetics, Inc.(b)(c)	285,918	5,921,362
Eagle Pharmaceuticals, Inc.(b)	48,957	2,509,536
Emergent BioSolutions, Inc.(b)	212,352	17,729,268
Enanta Pharmaceuticals, Inc.(b)	77,323	3,981,361
Momenta Pharmaceuticals, Inc.(b)	549,454	17,296,812
Myriad Genetics, Inc.(b)	359,994	5,230,713
Progenics Pharmaceuticals, Inc.(b)	418,225	1,775,365
REGENXBIO, Inc.(b)	151,679	5,712,231
Spectrum Pharmaceuticals, Inc.(b)	546,715	1,607,342
Vanda Pharmaceuticals, Inc.(b)	258,116	3,025,120
Xencor, Inc.(b)	238,808	7,223,942
		79,768,763
Health Care Equipment & Supplies-29.07%
AngioDynamics, Inc.(b)	182,056	1,858,792
Cardiovascular Systems, Inc.(b)	170,345	6,595,758
CONMED Corp.	137,336	10,081,836
CryoLife, Inc.(b)	181,495	4,125,381
Cutera, Inc.(b)	68,878	914,700
Glaukos Corp.(b)	188,689	7,355,097
Heska Corp.(b)	34,094	2,997,885
Inogen, Inc.(b)	88,358	3,357,604
Integer Holdings Corp.(b)	158,145	12,521,921
Invacare Corp.	162,960	1,003,834
Lantheus Holdings, Inc.(b)	189,934	2,607,794
LeMaitre Vascular, Inc.	79,329	2,133,157
Meridian Bioscience, Inc.(b)	206,843	3,197,793
Merit Medical Systems, Inc.(b)	267,175	12,020,203
Mesa Laboratories, Inc.(c)	19,434	5,135,435
Natus Medical, Inc.(b)	164,973	3,530,422
Neogen Corp.(b)	253,693	18,068,016
OraSure Technologies, Inc.(b)	298,713	4,343,287
Orthofix Medical, Inc.(b)	92,214	3,142,653
SurModics, Inc.(b)	65,568	2,424,705
Tactile Systems Technology, Inc.(b)	92,083	4,461,421
Varex Imaging Corp.(b)	185,690	3,483,544
		115,361,238
Health Care Providers & Services-22.14%
Addus HomeCare Corp.(b)	65,507	6,482,573
AMN Healthcare Services, Inc.(b)	226,050	10,027,578
BioTelemetry, Inc.(b)	164,494	7,760,827
Community Health Systems, Inc.(b)	570,287	1,796,404
CorVel Corp.(b)	43,347	2,942,828
Covetrus, Inc.(b)	472,063	7,213,123
Cross Country Healthcare, Inc.(b)	178,460	1,083,252
Ensign Group, Inc. (The)	242,702	10,610,931
Hanger, Inc.(b)	180,691	3,317,487
Magellan Health, Inc.(b)	105,388	7,903,046
Owens & Minor, Inc.	304,162	2,412,005
Pennant Group, Inc. (The)(b)	126,675	3,228,946
Providence Service Corp. (The)(b)	55,556	4,472,258
RadNet, Inc.(b)	201,925	3,440,802
Select Medical Holdings Corp.(b)	520,039	8,393,429
	Shares	Value
Health Care Providers & Services-(continued)
Tivity Health, Inc.(b)(c)	209,033	$2,226,201
US Physical Therapy, Inc.	61,818	4,583,187
		87,894,877
Health Care Technology-10.46%
Computer Programs & Systems, Inc.	60,442	1,336,977
HealthStream, Inc.(b)	123,784	2,819,800
HMS Holdings Corp.(b)	426,336	13,318,737
NextGen Healthcare, Inc.(b)	234,323	2,418,213
Omnicell, Inc.(b)	202,952	13,579,518
Simulations Plus, Inc.	58,846	2,981,727
Tabula Rasa HealthCare, Inc.(b)(c)	95,133	5,082,956
		41,537,928
Life Sciences Tools & Services-8.09%
Luminex Corp.	202,760	6,318,002
Medpace Holdings, Inc.(b)	132,515	12,300,042
NeoGenomics, Inc.(b)	505,266	13,485,549
		32,103,593
Pharmaceuticals-10.18%
AMAG Pharmaceuticals, Inc.(b)(c)	164,131	1,265,450
Amphastar Pharmaceuticals, Inc.(b)	165,819	3,090,866
ANI Pharmaceuticals, Inc.(b)	45,014	1,398,135
Corcept Therapeutics, Inc.(b)	497,740	7,535,784
Endo International PLC(b)	976,727	3,770,166
Innoviva, Inc.(b)	323,482	4,519,044
Lannett Co., Inc.(b)(c)	162,012	1,239,392
Pacira BioSciences, Inc.(b)	201,951	8,875,746
Phibro Animal Health Corp., Class A	98,181	2,572,342
Supernus Pharmaceuticals, Inc.(b)	253,886	6,123,730
		40,390,655
Total Common Stocks & Other Equity Interests (Cost $489,372,956)		397,057,054

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $269,864)	269,864	269,864
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $489,642,820)		397,326,918
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.53%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $10,038,874)	10,038,874	10,038,874
TOTAL INVESTMENTS IN SECURITIES-102.64% (Cost $499,681,694)		407,365,792
OTHER ASSETS LESS LIABILITIES-(2.64)%		(10,485,364)
NET ASSETS-100.00%		$396,880,428

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
May 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$46,782,009	$(46,512,145)	$-	$-	$269,864	$11,049
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	9,247,252	119,189,080	(128,436,332)	-	-	-	137,207
Invesco Liquid Assets Portfolio, Institutional Class*	3,103,587	37,405,309	(40,507,636)	-	(1,260)	-	18,388
Invesco Private Government Fund	-	27,239,335	(17,200,461)	-	-	10,038,874	143
Total	$12,350,839	$230,615,733	$(232,656,574)	$-	$(1,260)	$10,308,738	$166,787

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Aerospace & Defense-8.57%
AAR Corp.	10,886	$219,571
Aerojet Rocketdyne Holdings, Inc.(b)(c)	24,017	1,053,145
AeroVironment, Inc.(b)	7,153	506,647
Cubic Corp.	10,367	427,224
Moog, Inc., Class A	10,692	580,469
National Presto Industries, Inc.	1,689	151,993
Park Aerospace Corp.	6,534	79,257
Triumph Group, Inc.	16,790	125,757
		3,144,063
Air Freight & Logistics-4.11%
Atlas Air Worldwide Holdings, Inc.(b)	8,674	338,807
Echo Global Logistics, Inc.(b)	9,150	189,405
Forward Air Corp.	9,334	463,713
Hub Group, Inc., Class A(b)	11,060	517,276
		1,509,201
Airlines-3.34%
Allegiant Travel Co.	4,374	466,050
Hawaiian Holdings, Inc.	15,412	222,395
SkyWest, Inc.	16,792	538,519
		1,226,964
Building Products-13.23%
AAON, Inc.	13,471	729,724
American Woodmark Corp.(b)	5,157	323,653
Apogee Enterprises, Inc.	8,901	183,806
Gibraltar Industries, Inc.(b)	10,692	470,555
Griffon Corp.(c)	14,280	239,904
Insteel Industries, Inc.	6,134	108,265
Patrick Industries, Inc.	7,458	386,847
PGT Innovations, Inc.(b)	19,581	266,497
Quanex Building Products Corp.	11,118	137,863
Simpson Manufacturing Co., Inc.	13,383	1,071,443
UFP Industries, Inc.	20,445	934,950
		4,853,507
Commercial Services & Supplies-11.43%
ABM Industries, Inc.	22,025	676,828
Brady Corp., Class A	16,499	843,594
Harsco Corp.(b)	26,023	290,417
Interface, Inc.	19,584	166,268
Matthews International Corp., Class A	10,372	214,701
Mobile Mini, Inc.	14,618	468,361
Pitney Bowes, Inc.	57,276	135,744
RR Donnelley & Sons Co.	23,770	25,909
Team, Inc.(b)	10,180	50,187
UniFirst Corp.	5,075	912,485
US Ecology, Inc.	8,426	283,704
Viad Corp.	6,727	123,373
		4,191,571
Construction & Engineering-4.50%
Aegion Corp.(b)	10,313	154,798
Arcosa, Inc.	16,035	612,056
Comfort Systems USA, Inc.	12,151	449,587
Granite Construction, Inc.	15,459	272,078
MYR Group, Inc.(b)	5,582	160,818
		1,649,337
Electrical Equipment-4.05%
AZZ, Inc.	8,635	273,384
Encore Wire Corp.	6,937	334,987
Powell Industries, Inc.	2,953	78,550
	Shares	Value
Electrical Equipment-(continued)
Sunrun, Inc.(b)	25,797	$430,810
Vicor Corp.(b)	6,055	369,234
		1,486,965
Industrial Conglomerates-0.69%
Raven Industries, Inc.	11,836	253,882
Machinery-32.51%
Alamo Group, Inc.	3,204	331,037
Albany International Corp., Class A	10,176	613,613
Astec Industries, Inc.	7,453	316,603
Barnes Group, Inc.	15,880	599,946
Briggs & Stratton Corp.(c)	14,241	23,355
Chart Industries, Inc.(b)	11,872	465,976
CIRCOR International, Inc.(b)	6,675	107,334
Enerpac Tool Group Corp.	17,816	318,906
EnPro Industries, Inc.	6,870	309,700
ESCO Technologies, Inc.	8,655	714,990
Federal Signal Corp.	20,059	584,519
Franklin Electric Co., Inc.	12,758	647,086
Greenbrier Cos., Inc. (The)	10,927	231,871
Hillenbrand, Inc.	24,564	632,277
John Bean Technologies Corp.	10,544	866,190
Lindsay Corp.	3,580	336,234
Lydall, Inc.(b)	5,874	63,557
Meritor, Inc.(b)	24,571	500,757
Mueller Industries, Inc.	18,861	505,098
Proto Labs, Inc.(b)	8,872	1,120,977
SPX Corp.(b)	14,635	585,107
SPX FLOW, Inc.(b)	14,106	487,786
Standex International Corp.	4,179	221,111
Tennant Co.	6,050	386,837
Titan International, Inc.	16,776	20,634
Wabash National Corp.	18,135	173,189
Watts Water Technologies, Inc., Class A	9,154	761,247
		11,925,937
Marine-1.11%
Matson, Inc.	14,197	405,608
Professional Services-6.99%
Exponent, Inc.	17,194	1,276,482
Forrester Research, Inc.(b)	3,558	111,721
Heidrick & Struggles International, Inc.	6,428	142,573
Kelly Services, Inc., Class A	11,125	166,764
Korn Ferry	18,337	554,878
Resources Connection, Inc.	10,094	110,933
TrueBlue, Inc.(b)	13,058	201,877
		2,565,228
Road & Rail-4.88%
ArcBest Corp.	8,551	191,457
Heartland Express, Inc.	15,462	338,618
Marten Transport Ltd.	12,837	328,499
Saia, Inc.(b)	8,598	932,367
		1,790,941
Trading Companies & Distributors-4.44%
Applied Industrial Technologies, Inc.	12,878	746,924
DXP Enterprises, Inc.(b)	5,371	94,691
Foundation Building Materials, Inc.(b)	5,908	78,695
GMS, Inc.(b)	13,954	285,917

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
Kaman Corp.	9,231	$369,240
Veritiv Corp.(b)	4,264	53,129
		1,628,596
Total Common Stocks & Other Equity Interests (Cost $47,955,491)		36,631,800

Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $38,137)	38,137	38,137
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $47,993,628)		36,669,937
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.72%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $997,730)	997,730	$997,730
TOTAL INVESTMENTS IN SECURITIES-102.68% (Cost $48,991,358)		37,667,667
OTHER ASSETS LESS LIABILITIES-(2.68)%		(981,962)
NET ASSETS-100.00%		$36,685,705

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$874,278	$535,258	$(1,371,399)	$-	$-	$38,137	$268
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	152,184	5,841,808	(5,993,992)	-	-	-	3,999
Invesco Liquid Assets Portfolio, Institutional Class*	50,728	1,755,700	(1,806,490)	-	62	-	1,079
Invesco Private Government Fund	-	2,561,872	(1,564,142)	-	-	997,730	9
Total	$1,077,190	$10,694,638	$(10,736,023)	$-	$62	$1,035,867	$5,355

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communications Equipment-6.85%
ADTRAN, Inc.	120,143	$1,369,630
Applied Optoelectronics, Inc.(b)(c)	48,011	423,937
CalAmp Corp.(b)	85,712	659,982
Comtech Telecommunications Corp.	61,270	1,091,219
Digi International, Inc.(b)	71,127	791,643
Extreme Networks, Inc.(b)	305,387	1,007,777
Harmonic, Inc.(b)	240,889	1,298,392
NETGEAR, Inc.(b)	75,734	1,948,636
Plantronics, Inc.	82,223	1,071,366
Viavi Solutions, Inc.(b)	577,252	6,690,351
		16,352,933
Electronic Equipment, Instruments & Components-30.12%
Anixter International, Inc.(b)	75,631	7,238,643
Arlo Technologies, Inc.(b)	190,185	420,309
Badger Meter, Inc.	73,129	4,474,763
Bel Fuse, Inc., Class B	25,445	238,420
Benchmark Electronics, Inc.	94,522	2,002,921
CTS Corp.	81,899	1,747,725
Daktronics, Inc.	94,135	399,132
ePlus, Inc.(b)	33,928	2,500,833
Fabrinet (Thailand)(b)	92,955	5,943,543
FARO Technologies, Inc.(b)	43,720	2,460,561
Insight Enterprises, Inc.(b)	89,903	4,608,428
Itron, Inc.(b)	88,464	5,698,851
KEMET Corp.	145,935	3,944,623
Knowles Corp.(b)	216,171	3,251,212
Methode Electronics, Inc.	93,176	2,921,067
MTS Systems Corp.	44,716	787,449
OSI Systems, Inc.(b)	42,886	3,249,472
PC Connection, Inc.	27,767	1,201,756
Plexus Corp.(b)	73,300	4,707,326
Rogers Corp.(b)	46,654	5,050,762
Sanmina Corp.(b)	175,788	4,677,719
ScanSource, Inc.(b)	63,470	1,564,535
TTM Technologies, Inc.(b)	246,459	2,851,531
		71,941,581
IT Services-15.10%
Cardtronics PLC, Class A(b)	90,760	2,195,484
CSG Systems International, Inc.	82,766	3,918,970
EVERTEC, Inc. (Puerto Rico)	149,968	4,367,068
ExlService Holdings, Inc.(b)	85,650	5,239,211
ManTech International Corp., Class A	67,610	5,256,002
NIC, Inc.	168,222	4,047,421
Perficient, Inc.(b)	81,922	2,788,625
Sykes Enterprises, Inc.(b)	96,800	2,638,768
TTEC Holdings, Inc.	44,376	1,879,767
Unisys Corp.(b)	130,096	1,477,891
Virtusa Corp.(b)	74,971	2,254,378
		36,063,585
Semiconductors & Semiconductor Equipment-25.84%
Advanced Energy Industries, Inc.(b)	96,236	6,431,452
Axcelis Technologies, Inc.(b)	81,444	2,186,771
Brooks Automation, Inc.	181,619	7,259,312
CEVA, Inc.(b)	55,248	1,904,399
Cohu, Inc.	103,664	1,561,180
Diodes, Inc.(b)	103,860	5,051,750
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
DSP Group, Inc.(b)	57,788	$1,041,340
FormFactor, Inc.(b)	190,165	4,786,453
Ichor Holdings Ltd.(b)	56,509	1,285,580
Kulicke & Soffa Industries, Inc. (Singapore)	159,286	3,561,635
MaxLinear, Inc.(b)	163,600	2,833,552
Onto Innovation, Inc.(b)	123,245	3,830,455
PDF Solutions, Inc.(b)	69,889	1,192,306
Photronics, Inc.(b)	168,805	2,023,972
Power Integrations, Inc.	73,911	8,008,257
Rambus, Inc.(b)	280,080	4,352,443
SMART Global Holdings, Inc.(b)	33,049	885,052
Ultra Clean Holdings, Inc.(b)	99,996	2,072,917
Veeco Instruments, Inc.(b)	122,849	1,442,247
		61,711,073
Software-20.80%
8x8, Inc.(b)	251,776	3,660,823
Agilysys, Inc.(b)	51,113	982,903
Alarm.com Holdings, Inc.(b)	106,155	5,020,070
Bottomline Technologies (DE), Inc.(b)	95,743	4,844,596
Ebix, Inc.(c)	55,924	1,253,257
LivePerson, Inc.(b)	154,654	5,791,792
MicroStrategy, Inc., Class A(b)	20,679	2,574,122
OneSpan, Inc.(b)	81,801	1,662,196
Progress Software Corp.	112,506	4,545,243
Qualys, Inc.(b)	83,741	9,657,012
SPS Commerce, Inc.(b)	87,519	5,965,295
Xperi Corp.	269,537	3,706,134
		49,663,443
Technology Hardware, Storage & Peripherals-1.30%
3D Systems Corp.(b)(c)	297,484	2,192,457
Diebold Nixdorf, Inc.(b)	192,913	924,053
		3,116,510
Total Common Stocks & Other Equity Interests (Cost $244,386,696)		238,849,125

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $16,273)	16,273	16,273
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $244,402,969)		238,865,398
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.51%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $3,598,821)	3,598,821	3,598,821
TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $248,001,790)		242,464,219
OTHER ASSETS LESS LIABILITIES-(1.53)%		(3,651,321)
NET ASSETS-100.00%		$238,812,898

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
May 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$26,379	$4,885,673	$(4,895,779)	$-	$-	$16,273	$766
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	3,210,992	25,482,777	(28,693,769)	-	-	-	26,241
Invesco Liquid Assets Portfolio, Institutional Class*	1,070,331	6,911,501	(7,981,844)	-	12	-	3,417
Invesco Private Government Fund	-	15,832,307	(12,233,486)	-	-	3,598,821	49
Total	$4,307,702	$53,112,258	$(53,804,878)	$-	$12	$3,615,094	$30,473

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Chemicals-58.27%
AdvanSix, Inc.(b)	8,629	$102,167
American Vanguard Corp.	8,213	109,233
Balchem Corp.	9,835	989,893
Ferro Corp.(b)	25,343	304,623
FutureFuel Corp.	7,979	104,365
GCP Applied Technologies, Inc.(b)	16,686	336,056
H.B. Fuller Co.	15,589	586,458
Hawkins, Inc.	2,925	125,483
Innospec, Inc.	7,490	577,404
Koppers Holdings, Inc.(b)	6,399	106,031
Kraton Corp.(b)	9,802	149,481
Livent Corp.(b)(c)	45,140	304,244
Quaker Chemical Corp.	3,958	676,224
Rayonier Advanced Materials, Inc.	15,661	33,984
Stepan Co.	6,124	595,008
Tredegar Corp.	7,630	116,815
Trinseo S.A.	12,112	249,265
		5,466,734
Construction Materials-1.09%
US Concrete, Inc.(b)	4,905	102,318
Containers & Packaging-1.59%
Myers Industries, Inc.	10,981	149,451
Metals & Mining-23.81%
Arconic Corp.(b)	30,042	434,708
Century Aluminum Co.(b)	15,390	91,724
Cleveland-Cliffs, Inc.(c)	104,322	544,561
Haynes International, Inc.	3,869	88,329
Kaiser Aluminum Corp.	4,926	353,440
Materion Corp.	6,331	332,378
Olympic Steel, Inc.	2,862	31,568
SunCoke Energy, Inc.	26,821	91,460
TimkenSteel Corp.(b)	12,332	43,162
Warrior Met Coal, Inc.	15,790	222,323
		2,233,653
	Shares	Value
Paper & Forest Products-15.16%
Boise Cascade Co.	12,090	$411,423
Clearwater Paper Corp.(b)	5,106	147,921
Mercer International, Inc. (Germany)	12,377	99,882
Neenah, Inc.	5,199	262,862
PH Glatfelter Co.	13,656	210,439
Schweitzer-Mauduit International, Inc., Class A	9,552	290,285
		1,422,812
Total Common Stocks & Other Equity Interests (Cost $12,931,420)		9,374,968

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $6,891)	6,891	6,891
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $12,938,311)		9,381,859
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.27%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $775,950)	775,950	775,950
TOTAL INVESTMENTS IN SECURITIES-108.26% (Cost $13,714,261)		10,157,809
OTHER ASSETS LESS LIABILITIES-(8.26)%		(775,316)
NET ASSETS-100.00%		$9,382,493

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$201	$453,938	$(447,248)	$-	$-	$6,891	$104

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$275,653	$3,187,809	$(3,463,462)	$-	$-	$-	$4,431
Invesco Liquid Assets Portfolio, Institutional Class*	91,885	814,885	(906,652)	(2)	(116)	-	483
Invesco Private Government Fund	-	4,264,146	(3,488,196)	-	-	775,950	10
Total	$367,739	$8,720,778	$(8,305,558)	$(2)	$(116)	$782,841	$5,028

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Diversified Telecommunication Services-29.76%
ATN International, Inc.	12,700	$754,380
Cincinnati Bell, Inc.(b)	52,516	773,560
Cogent Communications Holdings, Inc.	24,793	1,897,160
Consolidated Communications Holdings, Inc.(b)	84,147	509,931
Iridium Communications, Inc.(b)	34,690	797,870
Vonage Holdings Corp.(b)	116,541	1,122,290
		5,855,191
Electric Utilities-8.37%
El Paso Electric Co.	24,230	1,646,913
Entertainment-7.82%
Glu Mobile, Inc.(b)	117,998	1,177,620
Marcus Corp. (The)	26,839	361,790
		1,539,410
Gas Utilities-9.30%
Northwest Natural Holding Co.	13,420	860,356
South Jersey Industries, Inc.	34,155	968,636
		1,828,992
Interactive Media & Services-2.77%
QuinStreet, Inc.(b)	53,827	545,806
Media-15.73%
E.W. Scripps Co. (The), Class A	63,626	551,637
	Shares	Value
Media-(continued)
Gannett Co., Inc.	152,954	$200,370
Meredith Corp.	46,931	701,149
Scholastic Corp.	30,813	905,902
TechTarget, Inc.(b)	26,795	736,595
		3,095,653
Multi-Utilities-7.90%
Avista Corp.	39,681	1,554,305
Water Utilities-12.89%
American States Water Co.	21,913	1,797,085
California Water Service Group	15,725	739,075
		2,536,160
Wireless Telecommunication Services-5.25%
Shenandoah Telecommunications Co.	15,637	822,663
Spok Holdings, Inc.	20,472	210,247
		1,032,910
TOTAL INVESTMENTS IN SECURITIES-99.79% (Cost $23,136,184)		19,635,340
OTHER ASSETS LESS LIABILITIES-0.21%		40,926
NET ASSETS-100.00%		$19,676,266

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$102,756	$3,233,113	$(3,335,869)	$-	$-	$-	$595
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	210,052	9,592,830	(9,802,882)	-	-	-	8,403
Invesco Liquid Assets Portfolio, Institutional Class*	70,010	2,863,006	(2,933,020)	-	4	-	1,201
Invesco Private Government Fund*	-	1,600,469	(1,600,469)	-	-	-	2
Total	$382,818	$17,289,418	$(17,672,240)	$-	$4	$-	$10,201

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for all the securities in Invesco S&P SmallCap Utilities & Communication Services ETF, the following is a summary of the tiered valuation input levels, as of May 31, 2020. All of the securities in Invesco S&P SmallCap Utilities & Communcation Services ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$168,784,518	$-	$-	$168,784,518
Money Market Funds	131,745	13,084,683	-	13,216,428
Total Investments	$168,916,263	$13,084,683	$-	$182,000,946
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,056,985	$-	$-	$18,056,985
Money Market Funds	-	1,998,512	-	1,998,512
Total Investments	$18,056,985	$1,998,512	$-	$20,055,497
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$43,557,032	$-	$-	$43,557,032
Money Market Funds	-	6,131,933	-	6,131,933
Total Investments	$43,557,032	$6,131,933	$-	$49,688,965
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,509,322	$-	$-	$13,509,322
Money Market Funds	-	1,672,552	-	1,672,552
Total Investments	$13,509,322	$1,672,552	$-	$15,181,874
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$30,264,288	$-	$-	$30,264,288
Money Market Funds	22,440	1,000,979	-	1,023,419
Total Investments	$30,286,728	$1,000,979	$-	$31,287,707
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$397,057,054	$-	$-	$397,057,054
Money Market Funds	269,864	10,038,874	-	10,308,738
Total Investments	$397,326,918	$10,038,874	$-	$407,365,792

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$36,631,800	$-	$-	$36,631,800
Money Market Funds	38,137	997,730	-	1,035,867
Total Investments	$36,669,937	$997,730	$-	$37,667,667
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,849,125	$-	$-	$238,849,125
Money Market Funds	16,273	3,598,821	-	3,615,094
Total Investments	$238,865,398	$3,598,821	$-	$242,464,219
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,374,968	$-	$-	$9,374,968
Money Market Funds	6,891	775,950	-	782,841
Total Investments	$9,381,859	$775,950	$-	$10,157,809
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.